Payables and Accrued Charges - Summary of Payables and Accrued Charges (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Trade and other payables [abstract]
Trade accounts	$ 3,053	$ 255
Customer prepayments	1,625
Dividends	526	84
Accrued compensation	425	98
Current portion of asset retirement obligations and accrued environmental costs (Note 20)	156	72
Accrued interest	105	33
Current portion of share-based compensation (Note 29)	87	13
Current portion of derivatives	45	29
Income taxes (Note 9)	47	16
Current portion of pension and other post-retirement benefits (Note 28)	13	35
Other payables and other accrued charges	621	201
Total	$ 6,703	$ 836